Taxes on income - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (Loss) Attributable to Parent, before Tax		$ (275,984)	$ (75,563)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
IncomeTaxReconciliationStatutorytaxrateIncomeTaxes	$ 20,856
Effective Income Tax Rate Reconciliation Officer Compensation Limitation	$ 1,262
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	0.90%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 1,033	$ 426	$ 565
Effective Income Tax Rate Reconciliation, Preferred Tax Rate, Amount		(31,675)	(9,713)
Effective Income Tax Rate Reconciliation, Gain (Loss) On Revaluation Of Liability Instruments, Amount		(41,953)	(14,322)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ (130)	(2,003)	(823)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(0.40%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ 90,678	(275,984)	(75,563)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent	(2.60%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (358)	(543)	0
Effective Income Tax Rate Reconciliation, Deduction, Amount	$ 257
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.30%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Percent	(10.00%)
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ (9,040)	(446)	(2,087)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 38	(85)	773
Effective Income Tax Rate Reconciliation, Deduction, Percent	13.60%
Income Tax Expense (Benefit)	$ 12,352	7,023	5,537
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 815
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	1.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	(0.10%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Amount	$ (2,381)
EffectiveIncomeTaxRateReconciliationOfficerCompenssationLimitationPercent	1.40%
Effective Income Tax Theoretical taxes on loss		(63,476)	(17,379)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount		$ (478)	$ (1,193)